Note 11 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
		Fair Value Measurements
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2022:
Liabilities:
Secured contingent payment obligation	$40,708	$-	$-	$40,708
Unsecured contingent payment obligations	5,089	-	-	5,089

December 31, 2021:
Liabilities:
Secured contingent payment obligation	37,372	-	-	37,372
Unsecured contingent payment obligations	5,691	-	-	5,691

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	Secured Contingent Payment Obligation			Unsecured Contingent Payment Obligations
Unobservable Inputs	Low	Weighted Average	High	Low	Weighted Average	High

Estimated undiscounted cash outflows (in millions)	$0.0	$59.6	$88.4	$0.0	$7.5	$10.8
Duration (in years)	1.0	2.2	2.5	1.5	2.3	2.5
Estimated probabilities	5%	17%	35%	5%	18%	35%